Unit-based Compensation - Summary of IU Activity Under the Plan (Details) - Incentive Units [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	745,646	1,524,367	1,524,367	2,418,000
Vested			(778,721)	(893,633)
Forfeited			0	0
Ending Balance			745,646	1,524,367
Beginning Balance	$ 0.19	$ 0.19	$ 0.19	$ 0.19
Vested			0.19	0.19
Forfeited			0	0
Ending Balance			$ 0.19	$ 0.19
Limited Liability Company Profit Interests Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	754,986	1,557,911	1,557,911
Vested	(436,697)	(602,295)
Forfeited	0	(29,166)
Ending Balance	318,289	926,450	754,986	1,557,911